DEAN WITTER NATIONAL MUNICIPAL TRUST
                              Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS

DEAR SHAREHOLDER:

Bond investments have improved steadily since late last year. Progressive tightening of monetary policy by the Federal Reserve Board over the 12 months through February 1995 led to slower economic growth and caused bonds to rally. The trend toward lower interest rates this year was also aided by a 25 basis point reduction in the fed funds rate in July.

MUNICIPAL MARKET CONDITIONS

Long-term municipal bond yields declined 110 basis points from a high of 7.37 percent in November 1994 to 6.27 percent at the end of September 1995, as tracked by The Bond Buyer Revenue Bond Index.* This yield decline corresponded to a 9 percent price increase for callable municipal bonds with 30-year maturities. Similarly, yields on 1-year municipal notes moved from
4.51 percent to 3.96 percent. The yield pickup between 1-and 30-year maturities narrowed by 55 basis points moving from 286 to 231 basis points.

Tax-exempt bonds began the year by outperforming U.S. Treasury bonds, but then deteriorated on a relative basis. The ratio of the Revenue Bond Index yield to the 30-year U.S. Treasury bond yield moved from 89 percent in December 1994 to 84 percent by the end of February 1995. A declining ratio means that municipal bond prices have been stronger than U.S. Treasury prices. In the spring, the municipal market began to discount the risk of comprehensive changes in the tax code created by flat-tax rhetoric from Washington. This caused the yield ratio to rise as high as 95 percent. Over the past 10 years, long municipal yields have averaged 89 percent of U.S. Treasury yields.

The municipal market continued to experience consolidation in 1995. Municipal underwriting in the first nine months of the year was down

------------
*The Bond Buyer Revenue Bond Index is an arithmetic average of the yields of 25 selected municipal revenue bonds with 30-year maturities. Credit ratings of these bonds range from Aa1 to Baa1 by Moody's Investors Service, Inc., and AA+ to A- by Standard & Poor's Corp.

DEAN WITTER NATIONAL MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS, continued

20 percent from the same period in 1994. This change followed a 44 percent drop in volume for all of 1994. Generally, demand for new issues was limited to investors replacing older issues. CS First Boston and Donaldson Lufkin Jenrette withdrew from the municipal business and caused further consolidation.

TAX REFORM

Flat-tax advocates have generated increased publicity for their proposals and have affected the municipal market since early 1995. Most of the discussion on proposed tax-reform measures is based on theoretical concepts, containing broad assumptions and lacking specific detail. Basically, the various plans raise questions about the fairness of changing from a progressive to a regressive tax structure. Low flat-tax rate plans call for the elimination of deductions of mortgage interest, charitable contributions, property taxes and state and local income taxes. If politicians make tax reform a central issue in the 1996 elections, media coverage will expand from the financial page to the front page. When major tax reform turmoil occurred in 1986, municipal yields briefly exceeded taxable yields.

In addition to the market risk associated with the flat-tax proposals, municipal credits would also be negatively affected. If mortgage interest and property tax deductions were eliminated, municipalities would experience a decline in their property tax base. The loss of state and local income tax deductions would increase the relative economic disadvantage that high-tax states already face. The flat tax represents a shift in tax accountability from the federal to local governments. Taxpayer recognition of the extent of changes under consideration may impede the passage of comprehensive tax reform.

DEAN WITTER NATIONAL MUNICIPAL SECURITIES TRUST
                        GROWTH OF $10,000


                                                LEHMAN BROTHERS
        DATE                   TOTAL            MUNICIPAL BOND
                                                  INDEX
---------------------------------------------------------------
June 2, 1994                  $10,000            $10,000
September 30, 1994            $ 9,954            $10,007
September 30, 1995            $10,802            $11,126
---------------------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS
                        1 YEAR  LIFE OF FUND
-----------------------------------------------------------
                 10.54 (1)        7.46  (1)
                  7.54 (2)        5.99  (2)
-------------------------------------------------------------------------------
               _____Fund           _____Lehman (4)
---------------------------------------------------------------

Past performance is not predictive of future returns.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-3%, since inception - 2%). See the Fund's current prospectus for complete details on fees and sales charges.

(3)     Closing value, assuming a complete redemption on September 30, 1995.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

DEAN WITTER NATIONAL MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS, continued

FUND PERFORMANCE

Dean Witter National Municipal Trust's total return for the fiscal year ended September 30, 1995 was 10.54 percent. Tax-free dividends totaling $0.50 per share were paid. The Fund's net assets more than doubled during the fiscal year, increasing from $30 million to $64 million. Since its inception on June 2, 1994, the Fund has provided shareholders with an average annual total return of 7.46 percent. The chart on the previous page illustrates the performance of a $10,000 investment in the Fund from inception through the fiscal year ended September 30, 1995, versus the performance of a similar hypothetical investment in the Lehman Brothers Municipal Bond Index.

PORTFOLIO STRUCTURE

[The chart below represents information which appears as a graphic in the printed Annual Report]

A Pie chart reflecting the bonds in the portfolio as they are rated by Moody's Investor Service, Inc. and Standard & Poor's Corporation:

    PERCENTAGE                 MOODY'S CREDIT            S&P'S CREDIT
     OF BONDS                     RATINGS                  RATINGS
__________________________________________________________________________
            71%                     Aaa                       AAA
__________________________________________________________________________
            18%                     Aa                        AA
___________________________________________________________________________
            11%                     A                         A
___________________________________________________________________________


The Fund gradually increased its investments in the long end of the municipal market during its first full fiscal year. By the end of September, long-term municipal bonds represented 92 percent of net assets. Tax-free investments were diversified among 11 specific municipal sectors and 49 separate credits. The four largest municipal sectors -- general obligation bonds, transportation, hospital and water & sewer revenue bonds -- represented approximately 57 percent of net assets. The average maturity and call protection of the bond holdings were 20 and 9 years, respectively. Over 70 percent of the bonds in the portfolio are rated triple "A" by either Moody's Investors Service, Inc. or Standard & Poor's Corp. (see the chart at right).

LOOKING AHEAD

The slower pace of economic growth in 1995 and the Federal Reserve Board's previous interest rate moves have improved bond-market expectations. The decreasing supply of new issues, combined with significant

DEAN WITTER NATIONAL MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS, continued

maturities and calls for redemption, should continue to be positive for the municipal market. However, tax reduction proposals are likely to continue to receive publicity and may cloud the outlook for tax-exempt bonds. With long-term municipal securities yielding more than 90 percent of the yield on U.S. Treasuries, the market has already begun the process of discounting the risk that a flat tax may eventually pass.

We appreciate your ongoing support of Dean Witter National Municipal Trust and look forward to continuing to serve your investment needs.
Very truly yours,


/s/ Charles A. Fiumefreddo
--------------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER NATIONAL MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS September 30, 1995

 PRINCIPAL
 AMOUNT IN                                                                                 COUPON    MATURITY
 THOUSANDS                                                                                  RATE       DATE        VALUE
-----------  --------------------------------------------------------------------------  --------  ----------  ------------
             MUNICIPAL BONDS (91.7%) General Obligation (21.3%)
   $ 3,000   North Slope Borough, Alaska, Ser 1994 B (CGIC) ............................    0.00%    06/30/05   $ 1,779,060
     1,000   Santa Margarita / Dana Point Authority, California, Impr Dists #3,  3A, 4
             & 4A 1994 Ser B Refg (MBIA) ...............................................    5.75     08/01/20       962,830
       500   Florida Board of Education, Cap Outlay Ser 1994 A .........................    6.10     06/01/24       506,865
     1,000   Atlanta, Georgia, Public Impr Ser 1994 A ..................................   6.125     12/01/23     1,009,960
     1,500   Hawaii, 1995 Ser C J ......................................................    6.25     01/01/15     1,536,855
     1,000   Chicago Park District, Illinois, Ser 1995 .................................    6.60     11/15/14     1,050,460
     1,000   Chelsea, Massachusetts, School Act of 1948 (AMBAC) ........................    6.50     06/15/12     1,061,710
     1,000   Massachusetts, 1994 Ser C (FGIC) ..........................................    6.75     11/01/12     1,086,280
     1,500   New York City, New York, 1995 Ser D (MBIA) ................................    6.20     02/01/07     1,636,560
     1,000   Delaware City School District, Ohio, Construction & Impr dtd 8/15/95
             (FGIC) ....................................................................    5.75     12/01/20       988,110
     2,000   Washington, 1994 Ser A ....................................................    5.80     09/01/08     2,061,640
-----------                                                                                                    ------------
    14,500                                                                                                       13,680,330
-----------                                                                                                    ------------
             Educational Facilities Revenue (7.9%)
       500   Glendale Industrial Development Authority, Arizona, Thunderbird -  The
             American Graduate School of International Management  (Connie Lee)  .......   7.125     07/01/20       561,975
     1,000   California Educational Facilities Authority, Claremont Colleges Ser 1992  .   6.375     05/01/22       996,750
       500   Atlanta Urban Residential Finance Authority, Georgia, Morehouse College
              Refg Ser 1995 (MBIA) .....................................................    5.75     12/01/14       494,800
     2,000   New Jersey Economic Development Authority, Educational Testing Service
              Ser 1995 (MBIA) ..........................................................   6.125     05/15/15     2,040,660
       500   New York State Dormitory Authority, City University  1994 3rd Resolution
              Ser 1 (AMBAC) .............................................................    6.30     07/01/24       516,500
       500   Rhode Island Health & Educational Building Corporation,  Providence
              College Ser 1993 (MBIA) ...................................................    5.60     11/01/15       477,915
-----------                                                                                                    ------------
     5,000                                                                                                        5,088,600
-----------                                                                                                    ------------
             Electric Revenue (5.3%)
       900   Sacramento Municipal Utility District, California, Refg 1994 Ser I (MBIA)      5.75     01/01/15       883,476
     1,500   Puerto Rico Electric Power Authority, Power Ser X .........................    6.00     07/01/15     1,484,430
     1,000   Austin, Texas, Combined Utilities Refg Ser 1994 (FGIC) ....................    6.25     05/15/16     1,027,350
-----------                                                                                                    ------------
     3,400                                                                                                        3,395,256
-----------                                                                                                    ------------

                                        See Notes to Financial Statements

DEAN WITTER NATIONAL MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS September 30, 1995, continued

 PRINCIPAL
 AMOUNT IN                                                                                 COUPON    MATURITY
 THOUSANDS                                                                                  RATE       DATE        VALUE
-----------  --------------------------------------------------------------------------  --------  ----------  ------------
             Hospital Revenue (11.9%)
   $  500    Rancho Mirage Joint Powers Financing Authority, California,
              Eisenhower Memorial Hospital COPs ........................................    7.00%    03/01/22    $  519,585
    2,000    Orange County Health Facilities Authority, Florida, Adventist  Health
              System/Sunbelt Obligated Group Ser 1995 (AMBAC) ...........................    5.25     11/15/20     1,835,520
    1,000    Maryland Health & Higher Educational Facilities Authority, Kernan
              Hospital Ser 1994 (Connie Lee) ...........................................    6.10     07/01/24     1,003,780
    1,300    New Hampshire Higher Educational & Health Facilities Authority,  St Joseph
              Hospital Ser 1994 (Connie Lee) ............................................    6.35     01/01/07     1,399,606
    3,000    Jackson, Tennessee, Jackson-Madison County General Hospital  Refg & Impr
              Ser 1995 (AMBAC) ..........................................................   5.625     04/01/15     2,895,030
-----------                                                                                                    ------------
    7,800                                                                                                         7,653,521
-----------                                                                                                    ------------
             Industrial Development/Pollution Control Revenue (6.4%)
    1,500    Hawaii Department of Budget & Finance, Hawaiian Electric Co  Ser 1995 A
              (AMT) (MBIA) ..............................................................    6.60     01/01/25     1,553,475
    2,500    New York State Energy Research & Development Authority,  New York State
              Electric & Gas Corp 1987 Ser A (AMT) (MBIA) ...............................    6.15     07/01/26     2,524,700
-----------                                                                                                    ------------
    4,000                                                                                                         4,078,175
-----------                                                                                                    ------------
             Mortgage Revenue - Multi-Family (2.4%)
      500    Honolulu, Hawaii, Waipahu Towers GNMA Collateralized 1995  Ser A (AMT)  ...    6.90     06/20/35       518,235
    1,000    Massachusetts Housing Finance Agency, Rental 1994 Ser A (AMT)  (AMBAC)  ...    6.65     07/01/19     1,028,480
-----------                                                                                                    ------------
    1,500                                                                                                         1,546,715
-----------                                                                                                    ------------
             Mortgage Revenue - Single Family (4.7%)
    1,000    Pennsylvania Housing Finance Agency, Ser 1995-96 (AMT) (WI)  ..............    6.30     10/01/27     1,002,480
    1,000    Tennessee Housing Development Agency, Finance 1994 Ser B (AMT)  ...........    6.55     07/01/19     1,019,190
    1,000    Utah Housing Finance Agency, Federally Insured/Guaranteed Loans  1994
              Issue E (AMT) .............................................................    6.50     07/01/26     1,022,380
-----------                                                                                                     ------------
    3,000                                                                                                         3,044,050
-----------                                                                                                    ------------
             Public Facilities Revenue (6.3%)
             North City West School Facilities Financing Authority, California,
              Community Facs Dist #1 Spl Tax
    1,000     Ser 1995 B (CGIC) ........................................................    5.75     09/01/15       969,980
    2,000     Ser 1995 B (CGIC) ........................................................    6.00     09/01/19     1,979,840
    1,000    Essex County Improvement Authority, New Jersey,  County Jail & Youth House
              Ser 1994 (AMBAC) ..........................................................    6.90     12/01/14     1,121,100
-----------                                                                                                    ------------
    4,000                                                                                                         4,070,920
-----------                                                                                                    ------------

                                        See Notes to Financial Statements

DEAN WITTER NATIONAL MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS September 30, 1995, continued

 PRINCIPAL
 AMOUNT IN                                                                                 COUPON    MATURITY
 THOUSANDS                                                                                  RATE       DATE        VALUE
-----------  --------------------------------------------------------------------------  --------  ----------  ------------
             Transportation Facilities Revenue (12.1%)
   $ 1,000   Lee County, Florida, Ser 1995 (MBIA) ......................................    5.75%    10/01/22   $   987,830
       850   Regional Transportation Authority, Illinois, Ser 1994 A ...................    6.25     06/01/15       865,810
     1,000   Kentucky Turnpike Authority, Economic Development Road  Revitalization
              Refg Ser 1995 (AMBAC) .....................................................   5.625     07/01/15       986,410
     2,500   Maine Turnpike Authority, Ser 1994 (MBIA) .................................    6.00     07/01/18     2,493,550
     1,000   New York State Thruway Authority, General 1995 Ser C (FGIC)  ..............    6.00     01/01/25     1,001,510
     1,500   Port Authority of New York & New Jersey, Cons One Hundredth Ser
              Second Installment** .....................................................    5.75     12/15/20     1,460,895
                                                                                                               ------------
     7,850                                                                                                        7,796,005
-----------                                                                                                    ------------
             Water & Sewer Revenue (11.8%)
     1,000   Birmingham Waterworks & Sewer Board, Alabama, Ser 1993-A ..................    6.00     01/01/20     1,002,700
     1,000   Castaic Lake Water Agency, California, Refg Ser 1994 A COPs (MBIA)  .......    6.00     08/01/18       990,090
     1,000   Chicago, Illinois, Wastewater Ser 1994 (MBIA) .............................   6.375     01/01/24     1,027,770
       500   Indiana Bond Bank, Revolving Fund Ser 1994 A ..............................    6.00     02/01/16       488,475
     2,000   Massachusetts Water Resources Authority, 1992 Ser A .......................    6.50     07/15/07     2,204,580
       500   Santa Fe, New Mexico, Ser 1994 A (AMBAC) ..................................    6.30     06/01/24       514,225
     1,250   Philadelphia, Pennsylvania, Water & Wastewater Ser 1995 (MBIA)  ...........    6.25     08/01/11     1,335,813
-----------                                                                                                    ------------
     7,250                                                                                                        7,563,653
-----------                                                                                                    ------------
             Other Revenue (1.6%)
     1,000   New Jersey Economic Development Authority, Market Transition
              Sr Lien Ser 1994 A (MBIA) ................................................   5.875     07/01/11     1,013,020
-----------
    59,300   TOTAL MUNICIPAL BONDS (Identified Cost $56,842,190) .............................................   58,930,245
-----------

                                        See Notes to Financial Statements

DEAN WITTER NATIONAL MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS September 30, 1995, continued

 PRINCIPAL
 AMOUNT IN                                                                                 COUPON    MATURITY
 THOUSANDS                                                                                  RATE       DATE        VALUE
-----------  --------------------------------------------------------------------------  --------  ----------  ------------
             Short-Term Municipal Obligations (7.0%)
   $ 1,200   Dade County Health Facilities Authority, Florida, Miami Children's
              Hospital  Ser 1990 (Demand 10/02/95) ......................................   4.60*%    01/02/00   $ 1,200,000
       400   Massachusetts Port Authority, Refg Ser 1995 A (Demand 10/02/95)  ..........   4.75*     07/01/15       400,000
     1,100   New Jersey Economic Development Authority, Toys 'R' Us Inc
              (Demand 10/02/95) ........................................................   4.20*     04/01/19     1,100,000
     1,300   Delaware County Industrial Development Authority, Pennsylvania,
              United Parcel Service Ser 1985 (Demand 10/02/95) .........................   4.75*     12/01/15     1,300,000
       500   Harris County Health Facilities Development Corporation, Texas, Methodist
              Hospital Ser 1994 (Demand 10/02/95) ......................................   4.85*     12/01/25       500,000
                                                                                                               ------------
     4,500   TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS (Identified Cost $4,500,000) .............................    4,500,000
-----------                                                                                                    ------------
   $63,800   TOTAL INVESTMENTS (Identified Cost $61,342,190) (a) .................................     98.7%     63,430,245
===========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ......................................     1.3          845,430
                                                                                                               ------------
             NET ASSETS ..........................................................................    100.0%    $64,275,675
                                                                                                               ============

------------
   AMT  Alternative Minimum Tax.
   COPs Certificates of Participation.
   WI   Security purchased on a when issued basis.
   *    Current coupon of variable rate security.
   **   Joint exemption in New York and New Jersey.
   (a) The aggregate cost for federal income tax purposes is $61,342,190; the aggregate gross unrealized appreciation is $2,088,527 and the aggregate gross unrealized depreciation is $472, resulting in net unrealized appreciation of $2,088,055.

Bond Insurance
-------------                                                                :
 AMBAC       AMBAC Indemnity Corporation.
 CGIC        Capital Guaranty Insurance Company.
 Connie Lee  Connie Lee Insurance Company.
 FGIC        Financial Guaranty Insurance Company.
 MBIA        Municipal Bond Investors Assurance Corporation.

                      Geographic Summary of Investments
               Based on Market Value as a Percent of Net Assets
                              September 30, 1995

Alabama ........    1.5%
Alaska .........    2.8
Arizona ........    0.9
California .....   11.4
Florida ........    7.0
Georgia ........    2.3
Hawaii .........    5.6
Illinois .......    4.6%
Indiana ........    0.8
Kentucky .......    1.5
Maine ..........    3.9
Maryland .......    1.6
Massachusetts  .    9.0
New Hampshire  .    2.2

New Jersey .....    8.2%
New Mexico .....    0.8
New York .......    8.8
Ohio ...........    1.5
Pennsylvania  ..    5.7
Puerto Rico  ...    2.3
Rhode Island  ..    0.7

Tennessee ......    6.1%
Texas ..........    2.4
Utah ...........    1.6
Washington .....    3.2
Joint Exemption     2.3
                 ------
Total ..........   98.7%
                 ======

                        See Notes to Financial Statements.

DEAN WITTER NATIONAL MUNICIPAL TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995

 ASSETS :
Investments in securities, at value
 (identified cost $61,342,190) .............   $63,430,245
Cash .......................................       128,550
Receivable for:
  Shares of beneficial interest sold  ......       973,284
  Interest .................................       820,324
Deferred organizational expenses ...........       113,095
Receivable from affiliate ..................        53,107
Prepaid expenses and other assets ..........         4,222
                                             -------------
  TOTAL ASSETS .............................    65,522,827
                                             -------------
LIABILITIES :
Payable for:
  Investments purchased ....................     1,009,275
  Plan of distribution fee .................        29,490
  Shares of beneficial interest
   repurchased .............................        19,522
  Dividends to shareholders ................        18,441
Accrued expenses and other payables  .......        57,329
Organizational expenses payable ............       113,095
                                             -------------
  TOTAL LIABILITIES ........................     1,247,152
                                             -------------
NET ASSETS :
Paid-in-capital ............................    62,177,772
Net unrealized appreciation ................     2,088,055
Accumulated undistributed net investment
 income ....................................         9,072
Accumulated undistributed net realized gain            776
                                             -------------
  NET ASSETS ...............................   $64,275,675
                                             =============
NET ASSET VALUE PER SHARE,
 6,183,399 shares outstanding (unlimited
 shares authorized of $.01 par value)  .....   $     10.39
                                             =============





STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1995

NET INVESTMENT INCOME :
INTEREST INCOME .......................   $2,500,615
                                        ------------
EXPENSES
Plan of distribution fee ..............      271,201
Investment management fee .............      158,216
Professional fees .....................       53,598
Shareholder reports and notices  ......       40,745
Organizational expenses ...............       30,784
Transfer agent fees and expenses  .....       21,733
Registration fees .....................       17,784
Other .................................       10,129
                                        ------------
  Total Expenses before fees paid
  indirectly and Amounts
  Waived/Assumed ......................      604,190
  LESS: AMOUNTS WAIVED/ASSUMED  .......     (329,874)
  Less: Fees paid indirectly ..........       (3,115)
                                        ------------
  Total Expenses after fees paid
  indirectly and Amounts
  Waived/Assumed ......................      271,201
                                        ------------
  NET INVESTMENT INCOME ...............    2,229,414
                                        ------------
NET REALIZED AND UNREALIZED GAIN :
Net realized gain .....................          776
Net change in unrealized depreciation      2,452,914
                                        ------------
  NET GAIN ............................    2,453,690
                                        ------------
NET INCREASE ..........................   $4,683,104
                                        ============

                See Notes to Financial Statements.

DEAN WITTER NATIONAL MUNICIPAL TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE PERIOD
                                                         FOR THE YEAR ENDED  JUNE 2, 1994* THROUGH
                                                         SEPTEMBER 30, 1995   SEPTEMBER 30, 1994
------------------------------------------------------  ------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS :
OPERATIONS :
Net investment income .................................     $ 2,229,414           $   186,504
Net realized gain .....................................             776                    --
Net change in unrealized depreciation .................       2,452,914              (364,859)
                                                        ------------------  ---------------------
  NET INCREASE (DECREASE) .............................       4,683,104              (178,355)
Dividends from net investment income ..................      (2,220,342)             (186,504)
Net increase from transactions in shares of beneficial
 interest .............................................      31,953,161            30,124,611
                                                        ------------------  ---------------------
  TOTAL INCREASE ......................................      34,415,923            29,759,752
NET ASSETS :
Beginning of period ...................................      29,859,752               100,000
                                                        ------------------  ---------------------
  END OF PERIOD
  (Including undistributed net investment income of
  $9,072 and $0, respectively) ........................     $64,275,675           $29,859,752
                                                        ==================  =====================

------------
*   Commencement of operations.

                See Notes to Financial Statements.

DEAN WITTER NATIONAL MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1995

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter National Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on March 29, 1994 and on May 10, 1994 issued 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on June 2, 1994.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized on securities purchased over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary

DEAN WITTER NATIONAL MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1995, continued

differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $154,000 which will be reimbursed, exclusive of amounts assumed of $40,905. Such expenses have been deferred and are being amortized by the Fund on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the Fund's net assets determined as of the close of each business day. Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

The Investment Manager has undertaken to assume all expenses (except for the plan of distribution fee and brokerage fees) and waive the compensation provided for in the Agreement until December 31, 1995.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 0.60% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gains distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or
(b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, account executives of Dean Witter Reynolds Inc., an

DEAN WITTER NATIONAL MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1995, continued

affiliate of the Investment Manager and Distributor, and other selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the year ended September 30, 1995, it received approximately $144,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1995 aggregated $39,204,511 and $786,191, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 1995, the Fund had transfer agent fees and expenses payable of approximately $2,300.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                 FOR THE YEAR ENDED       FOR THE PERIOD JUNE 2, 1994*
                                 SEPTEMBER 30, 1995        THROUGH SEPTEMBER 30, 1994
                           -----------------------------  --------------------------
                               SHARES           AMOUNT       SHARES         AMOUNT
                           -------------  --------------  -----------  -------------
Sold .....................  4,055,681     $ 40,945,963    3,078,785    $30,761,843
Reinvestment of dividends     129,694        1,316,413       11,037        109,831
                           -------------  --------------  -----------  -------------
                            4,185,375       42,262,376    3,089,822     30,871,674
Repurchased .............. (1,026,786)     (10,309,215)     (75,012)      (747,063)
                           -------------  --------------  -----------  -------------
Net increase .............  3,158,589     $ 31,953,161    3,014,810    $30,124,611
                           =============  ==============  ===========  =============

------------
*   Commencement of operations .

DEAN WITTER NATIONAL MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                FOR THE PERIOD
                                                         FOR THE YEAR           JUNE 2, 1994*
                                                            ENDED                  THROUGH
                                                      SEPTEMBER 30, 1995      SEPTEMBER 30, 1994
-------------------------------------------------  ----------------------  ----------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .............          $ 9.87                  $10.00
                                                   ----------------------  ----------------------
Net investment income ............................            0.50                    0.09
Net realized and unrealized gain (loss)  .........            0.52                   (0.13)
                                                   ----------------------  ----------------------
Total from investment operations .................            1.02                   (0.04)
Dividends from net investment income .............           (0.50)                  (0.09)
                                                   ----------------------  ----------------------
Net asset value, end of period ...................          $10.39                  $ 9.87
                                                   ======================  ======================
TOTAL INVESTMENT RETURN+ .........................           10.54%                  (0.46)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................            0.60%(4)                0.60 %(2)(3)
Net investment income ............................            4.93%(4)                3.07 %(2)(3)
SUPPLEMENTAL DATA:
Net asset value, end of period, in thousands  ....         $64,276                 $29,860
Portfolio turnover rate ..........................               2%                    --  %

------------
    *   Commencement of operations .
    +   Does not reflect the deduction of sales charge.
   (1) Not annualized.
   (2) Annualized.
   (3) If the Fund had borne all expenses that were assumed or waived by the Investment Manager, the above annualized expense and net investment income ratios would have been 2.08% and 1.59%, respectively.
   (4) If the Fund had borne all expenses that were assumed or waived by the Investment Manager, the above expense and net investment income ratios would have been 1.34% (which includes 0.01% gross-up for custody cash credits) and 4.20%, respectively.

                                        See Notes to Financial Statements

DEAN WITTER NATIONAL MUNICIPAL TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER NATIONAL MUNICIPAL TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter National Municipal Trust (the "Fund") at September 30, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period June 2, 1994 (commencement of operations) through September 30, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 1995 by correspondence with the custodian and a broker, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
November 10, 1995

                     1995 FEDERAL TAX NOTICE (unaudited)
During the year ended September 30, 1995, the Fund paid to the shareholders $0.50 per share from net investment income. All of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

TRUSTEES

Jack F. Bennett
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER
NATIONAL MUNICIPAL
TRUST

ANNUAL REPORT
SEPTEMBER 30, 1995